Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
GRIFFIN CAPITAL ESSENTIAL ASSET REIT, INC.
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2013						Life on which depreciation in latest income statement is computed
Description	Property Type	ST	Encumbrances	Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Plainfield	Office/Laboratory	IL	$19,958,225	$3,708,916	$27,335,306	$2,217,126	$3,708,916	$29,552,432	$33,261,348	$6,023,302	N/A	6/18/2009	5-40 years
Renfro	Warehouse/Distribution	SC	13,500,000	1,400,000	18,803,857	1,389,656	1,400,000	20,193,513	21,593,513	3,713,538	N/A	6/18/2009	5-40 years
Will Partners	Warehouse/Distribution	IL	3,311,433	1,494,108	23,416,016	—	1,494,108	23,416,016	24,910,124	3,413,224	N/A	6/4/2010	5-40 years
Emporia Partners	Office/Industrial/Distribution	KS	4,442,140	274,110	7,567,473	—	274,110	7,567,473	7,841,583	1,083,337	N/A	8/27/2010	5-40 years
ITT	Office	CA	4,600,000	2,877,062	4,221,900	5,278	2,877,062	4,227,178	7,104,240	895,715	N/A	9/23/2010	5-40 years
Quad/Graphics	Industrial/Office	CO	7,500,000	1,949,600	10,235,736	259,928	1,949,600	10,495,664	12,445,264	1,144,139	N/A	12/30/2010	5-40 years
LTI	Office/Laboratory/Manufacturing	CA	32,822,202	15,300,000	50,122,486	—	15,300,000	50,122,486	65,422,486	6,114,051	N/A	5/13/2011	5-40 years
AT&T	Office/ Data Center	WA	26,000,000	6,770,223	32,420,340	461,124	6,770,223	32,881,464	39,651,687	2,822,754	N/A	1/31/2012	5-40 years
Westinghouse	Engineering Facility	PA	22,000,000	2,650,000	29,095,594	—	2,650,000	29,095,594	31,745,594	1,892,116	N/A	3/22/2012	5-40 years
GE	Assembly/Manufacturing	NJ	6,711,394	3,773,000	9,030,094	—	3,773,000	9,030,094	12,803,094	666,536	N/A	5/31/2012	5-40 years
Travelers	Office	CO	9,500,000	2,600,000	13,500,000	74,513	2,600,000	13,574,513	16,174,513	916,805	N/A	6/29/2012	5-40 years
Zeller	Manufacturing	IL	9,000,000	2,673,700	13,229,415	7,187	2,673,700	13,236,602	15,910,302	567,558	N/A	11/8/2012	5-40 years
Northrop	Office	OH	2,140,063	1,300,000	16,187,845	—	1,300,000	16,187,845	17,487,845	1,115,480	N/A	11/13/2012	5-40 years
Health Net	Office	CA	13,500,000	4,181,800	18,072,085	—	4,181,800	18,072,085	22,253,885	1,136,965	N/A	12/18/2012	5-40 years
Comcast	Office	CO	3,398,924	3,145,880	22,826,138	—	3,145,880	22,826,138	25,972,018	1,290,943	N/A	1/11/2013	5-40 years
Boeing	Office	WA	1,510,633	3,000,000	9,000,000	—	3,000,000	9,000,000	12,000,000	831,684	N/A	2/15/2013	5-40 years
Schlumberger	Office	TX	6,136,947	2,800,000	47,752,138	—	2,800,000	47,752,138	50,552,138	1,157,773	N/A	5/1/2013	5-40 years

				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2013						Life on which depreciation in latest income statement is computed
Description	Property Type	ST	Encumbrances	Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
UTC	Office	NC	4,933,224	1,330,000	37,858,000	—	1,330,000	37,858,000	39,188,000	995,684	N/A	5/3/2013	5-40 years
Avnet	Research & Development/Flex Facility	AZ	4,154,241	1,860,000	31,480,703	—	1,860,000	31,480,703	33,340,703	740,226	N/A	5/29/2013	5-40 years
Cigna	Office	AZ	6,860,791	8,600,000	48,101,979	—	8,600,000	48,101,979	56,701,979	1,037,536	N/A	6/20/2013	5-40 years
Nokia	Office	IL	3,587,753	7,697,000	21,843,000	—	7,697,000	21,843,000	29,540,000	295,880	N/A	8/13/2013	5-40 years
Verizon	Office	NJ	5,035,443	5,300,000	36,767,802	—	5,300,000	36,767,802	42,067,802	555,846	N/A	10/3/2013	5-40 years
Fox Head	Office	CA	3,430,396	3,672,000	23,229,898	—	3,672,000	23,229,898	26,901,898	144,461	N/A	10/29/2013	5-40 years
Coca-Cola Refreshments	Office	GA	30,394,309	5,000,000	50,226,557	—	5,000,000	50,226,557	55,226,557	402,314	N/A	11/5/2013	5-40 years
General Electric (5)	Office	GA	33,303,335	5,050,000	51,396,469	—	5,050,000	51,396,469	56,446,469	277,147	N/A	11/5/2013	5-40 years
Atlanta Wildwood	Office	GA	16,049,800	4,189,404	23,413,505	—	4,189,404	23,413,505	27,602,909	227,928	N/A	11/5/2013	5-40 years
Community Insurance	Office	OH	14,795,909	1,177,372	22,322,628	—	1,177,372	22,322,628	23,500,000	145,811	N/A	11/5/2013	5-40 years
Anthem	Office	OH	5,818,052	850,000	8,892,383	—	850,000	8,892,383	9,742,383	77,771	N/A	11/5/2013	5-40 years
JPMorgan Chase	Office	OH	21,065,362	5,500,000	39,000,000	—	5,500,000	39,000,000	44,500,000	245,227	N/A	11/5/2013	5-40 years
IBM	Office	OH	18,708,048	4,750,000	32,769,429	—	4,750,000	32,769,429	37,519,429	299,279	N/A	11/5/2013	5-40 years
Aetna	Office	TX	9,002,935	3,000,000	12,330,325	—	3,000,000	12,330,325	15,330,325	118,478	N/A	11/5/2013	5-40 years
CHRISTUS Health	Office	TX	23,573,144	1,950,000	46,922,380	—	1,950,000	46,922,380	48,872,380	342,803	N/A	11/5/2013	5-40 years
Roush Industries	Office	MI	5,517,119	875,000	11,375,000	—	875,000	11,375,000	12,250,000	215,988	N/A	11/5/2013	5-40 years
Wells Fargo	Office	WI	13,542,019	3,100,000	26,347,611	—	3,100,000	26,347,611	29,447,611	310,042	N/A	11/5/2013	5-40 years
Shire Pharmaceuticals	Office	PA	13,516,941	2,925,000	18,935,445	—	2,925,000	18,935,445	21,860,445	265,501	N/A	11/5/2013	5-40 years
United HealthCare	Office	MO	11,686,260	2,920,000	23,509,649	—	2,920,000	23,509,649	26,429,649	258,924	N/A	11/5/2013	5-40 years
Eagle Rock Executive Office Center	Office	NJ	7,122,099	1,366,402	5,019,074	—	1,366,402	5,019,074	6,385,476	65,243	N/A	11/5/2013	5-40 years

					Initial Cost to Company		Cost Capitalized Subsequent to Acquisition	Gross Carrying Amount at December 31, 2013						Life on which depreciation in latest income statement is computed
Description	Property Type	ST	Encumbrances		Land	Building and Improvements	Building and Improvements	Land	Building and Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
College Park Plaza	Office	IN	6,570,387		736,514	6,663,486	—	736,514	6,663,486	7,400,000	283,082	N/A	11/5/2013	5-40 years
One Century Place	Office	TN	36,989,773		8,025,000	61,161,807	—	8,025,000	61,161,807	69,186,807	803,353	N/A	11/5/2013	5-40 years
Northpointe Corporate Center II	Office	WA	3,811,827		1,108,847	6,065,978	—	1,108,847	6,065,978	7,174,825	23,666	N/A	11/5/2013	5-40 years
Comcast (Northpointe Corporate Center I)	Office	WA	10,532,681		2,291,617	16,929,911	—	2,291,617	16,929,911	19,221,528	158,546	N/A	11/5/2013	5-40 years
Farmers (5)	Office	KS	—		2,750,000	17,106,328	—	2,750,000	17,106,328	19,856,328	11,921	N/A	12/27/2013	5-40 years
			$496,033,809	(1)	$145,922,555	$1,032,485,770	$4,414,812	$145,922,555	$1,036,900,582	$1,182,823,137	$43,088,577

	Activity for the years ended December 31,
	2013	2012	2011
Real estate facilities
Balance at beginning of year	$328,342,614	$172,333,825	$106,896,144
Acquisitions	854,217,659	155,484,096	65,422,486
Improvements	255,677	255,417	—
Construction-in-progress	7,187	269,276	15,195
Balance at end of year	$1,182,823,137	$328,342,614	$172,333,825
Accumulated depreciation
Balance at beginning of year	$18,898,049	$9,471,264	$3,862,595
Depreciation expense	24,190,528	9,426,785	5,608,669
Balance at end of year	$43,088,577	$18,898,049	$9,471,264
Real estate facilities, net	$1,139,734,560	$309,444,565	$162,862,561

(1)	Amount does not include loan valuation premium of $0.3 million related to the debt assumed in the LTI and GE property acquisitions.